BUSINESS ACQUISITION (Details Textual) - USD ($)		1 Months Ended				12 Months Ended
	Feb. 01, 2016	Nov. 30, 2016	Aug. 26, 2016	Jul. 31, 2016	Mar. 31, 2016	Feb. 28, 2017	Feb. 29, 2016	Jan. 22, 2016	Dec. 31, 2015	Jan. 31, 2015
Other acquisitions [Member]
Purchase price allocation
Business Combination Cash Consideration						$ 12,340,722
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable						3,464,230
Yinghe Youshi [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 4,284,233
Purchase price allocation
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total	13,112,437
Payments to Acquire Businesses, Gross	$ 7,856,523
Yinghe Youshi [Member] | First Step Acquisition [Member]
Purchase price allocation
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage	70.51%									38.37%
Yinghe Youshi [Member] | Second Step Acquisition [Member]
Purchase price allocation
Payments to Acquire Businesses, Gross						7,856,523
Firstleap [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred							$ 37,708,811
Payments To Acquire Minority Interest From Noncontrolling Interest Holder							$ 36,644,205
Equity interest acquired (as a percent)							100.00%
Purchase price allocation
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable							$ 8,869,959
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total								$ 46,578,770
Payments to Acquire Businesses, Gross					$ 1,064,606
Shanghai YaYa [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			$ 9,559,154
Purchase price allocation
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage			51.00%
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total			$ 24,910,031
Payments to Acquire Businesses, Gross			$ 15,350,877
Shunshun Bida [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred						10,515,391
Payments To Acquire Minority Interest From Noncontrolling Interest Holder		$ 16,310,319
Purchase price allocation
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable				$ 13,558,991		13,558,991
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage				66.00%					30.00%
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total				$ 68,419,789		68,419,789
Payments to Acquire Businesses, Gross				$ 19,119,796		$ 19,119,796
Equity Interest From Noncontrolling Interest After Business Combination		14.00%
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions						80.00%
Guangzhou Tutoring [Member]
Purchase price allocation
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total		$ 50,000,000